STOCKHOLDERS' EQUITY (Details 2) (Cell Genesys, USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Oct. 14, 2009	Oct. 31, 2009 Common stock	Dec. 31, 2009 Common stock
Stockholders' equity
Number of shares that may be received on conversion of each share of the acquiree entity (as a percent)		3.05%
Number of shares of common stock issued in connection with merger	3,369,967	3,400,000
Number of shares of the acquirer entity issued on conversion of assumed options into options		39,071
Weighted average exercise price of option (in dollars per share)		$ 118.38
Number of shares of the acquirer entity issued on conversion of assumed warrants into warrants		65,874	65,874
Weighted average exercise price (in dollars per share)		$ 235.62